LOANS, FINANCING AND DEBENTURES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
FINANCING AND LOANS
Net receivables	R$ 173,885	R$ 178,149
Bonds receivable	464,714	450,000
Principal	460,718	286,411
Charges	14,741	81,330
Current	475,459	367,741
Non-current	163,140	260,409
Loans, financing and bonds receivable	R$ 638,599	628,150
Amazonas Energia S.A.
FINANCING AND LOANS
Average rate	13.77%
Gross receivables	R$ 4,592,148	4,593,471
Boa Vista S.A.
FINANCING AND LOANS
Average rate	5.89%
Gross receivables	R$ 158,287	154,276
(-) ECL
FINANCING AND LOANS
Gross receivables	R$ (4,772,272)	(4,757,692)
Transnorte Energia
FINANCING AND LOANS
Average rate on bonds	2.15%
Bonds receivable	R$ 464,714	450,000
Others
FINANCING AND LOANS
Average rate	10.89%
Gross receivables	R$ 195,722	R$ 188,094